Shareholder Report, Average Annual Return (Details) 190697_Baird Municipal Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	74 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMQIX
Average Annual Return, Percent	4.96%	1.98%	3.40%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	1.63%